EQUITY ANALYSTS INC.
                          REGISTERED INVESTMENT ADVISER





                            ANALYSTS INVESTMENT TRUST

                                  ANNUAL REPORT

                                  July 31, 2002



                               ANALYSTS STOCK FUND
                           ANALYSTS FIXED INCOME FUND
                         ANALYSTS AGGRESSIVE STOCK FUND

                            ANALYSTS INVESTMENT TRUST
                                  ANNUAL REPORT
                               ANALYSTS STOCK FUND
                           ANALYSTS FIXED INCOME FUND
                         ANALYSTS AGGRESSIVE STOCK FUND




                                    CONTENTS

                                                                           PAGE
Message from the Fund President/Portfolio Manager                              1


Performance Summary                                                            3


Independent Auditors Report                                                    4


Statements of Assets and Liabilities                                           7


Analysts Stock Fund Schedule of Investments in Securities                      8


Analysts Fixed Income Fund Schedule of Investments in Securities              11


Analysts Aggressive Stock Fund Schedule of Investments in Securities          14


Statements of Operations                                                      16


Statements of Changes in Net Assets                                           17


Financial Highlights                                                          18


Notes to Financial Statements                                                 20


Information Regarding Trustees and Officers                                   25



Trustees and Officers                                                         27

                MESSAGE FROM THE FUND PRESIDENT/PORTFOLIO MANAGER
                        FOR THE YEAR ENDING JULY 31, 2002

ECONOMIC OUTLOOK

The year 2002 started out on a hopeful note. The economy had rebounded from the national trauma of September 11th and factory inventories were being replenished after the recession of 2001. A sharp upturn in business actively occurred in the first quarter as GDP grew by 6%. The economy decelerated in the second quarter to a rate of 1.2%. Some economists worried that the economy would sputter to a halt.

Besides the concern about the ability of the economy to sustain growth there were other factors weighing more heavily on the stock market valuations. The most important was the unexpected discovery of widespread corporate fraud and corruption, which was underscored by the collapse of Enron and WorldCom. The unsettled state of the Middle East and ongoing concerns about terrorism added to market woes. As a result, the S&P 500 dropped sharply, hitting a year-to-date low of -22% in late July. In the same period, the NASDAQ Composite fell by 31%. Since then, the market has recovered some 15% and appears to be able to trade in a range.

Most observers believe the economy will not sag back into recession and will likely grow at about 2 to 3% annually over the next two years. The outlook for the global economy is also encouraging. With subdued inflation and moderate growth, interest rates have fallen substantially. The low interest rates have allowed homeowners to refinance mortgages and spend some of the proceeds on consumer goods. Besides low interest rates and the prospects of an improving economy, stock market valuation is reasonable. This bodes well for equity investors in the coming months.

ANALYSTS STOCK FUND

The total return of the Analysts Stock Fund from August 1, 2001 through July 31, 2002 was -23.17%. The total returns of the Dow Jones World-Global Index (DJWG) and the S&P 500 for the same period were -20.69% and -23.63% respectively. Since inception of the Fund (August 25, 1993), the average annual total return of the Fund through July 31, 2002 was 5.79% versus 3.18% for the DJWG and 9.97% for the S&P 500.

The current sector allocation for the Stock Fund is toward areas that will benefit from a cyclical economic recovery. Increased emphasis will be placed on sectors such as financials, capital goods and materials. The stock fund has also raised its exposure in health care as recent valuations in this sector appear more compelling than over the last six months.

The fund outperformed the S&P 500 Index over the year ended July 31, 2002, albeit slightly, primarily due to its under-emphasis on sectors such as technology, health care and utilities. The fund's under-performance relative to the DLWG Index was primarily to the strengthening of overseas markets during this time frame.

ANALYSTS FIXED INCOME FUND

The total return of the Analysts Fixed Income Fund for the period August 1, 2001 through July 31, 2002 was 6.77%. This compares to a 8.39% rate of return for the Lehman Intermediate T-Bond Index (LITB) over the same period. Since inception of the Fund (August 25, 1993), the average annual return of the Fund through July 31, 2002 was 4.60% versus 6.34% for the Lehman Intermediate T-Bond Index.

The Fixed Income Fund is also being managed with assumption that an economic recovery is occurring now although the recovery may be slower than we first anticipated. Even so, we are still emphasizing a duration on the fund of 3 to 5 years as a cautionary move in expectation of rising rates.

The Fixed Income Fund, while turning in a positive performance for the year ending July 31, 2002, under-performed the LITB Index by about 1.4% primarily because of two factors. The duration of the index was slightly greater than the fund which aided index performance as rates continued to fall over the time period. In addition, the fund had lower exposure to the mortgage-backed securities sector relative to the index, and that sector out-performed the other fixed income sectors.

ANALYSTS AGGRESSIVE STOCK FUND

The total return of the Analysts Aggressive Stock Fund from August 1, 2001 through July 31, 2002 was -38.00%. This compares to a -56.11% rate of return for the Dow Jones Internet Composite Index (DJIC) for the same period and a -23.63% rate of return for the S&P 500. Since inception of the Fund (May 4, 1999), the average annual return of the Fund was -15.08% versus -48.35% for the DJIC Index and -9.89 for the S&P 500 and -34.2% for the NASDAQ Composite.

The Aggressive Fund attempts to find medium to large growth companies that are temporarily out of favor. In addition, it will make more aggressive sector moves than the Stock Fund. The fund currently has about 30% of its assets invested in the cyclically depressed information technology sector. Selected communications stocks are attractively priced and will be an emphasis as well as certain energy, investment brokerage and oilfield service companies.

The Aggressive Fund is compared to the S&P 500 Index, the DJIC Index and the NASDAQ Index. Over the past year, the fund's over-emphasis on technology and other deep value areas relative to the index has caused it to under-perform relative to the S&P. The fund has performed in line with the NASDAQ Index and out-performed the DJIC Index during the one-year time frame.

Russell Sims                                             Tim Mackey
On behalf of the Investment Committee                    President

                               Analysts Stock Fund
                          Growth of $10,000 Investment

                     AUGUST 25, 1993 THROUGH JULY 31, 2002


Average Annual Total Return
For the Period Ending 06/30/02
1 Year: -16.94%     5 Year: 0.43%
Since inception (8/25/03): 6.66%



Average Annual Total Return
For the Period Ending 07/31/02
1 Year: -23.17%     5 Year: -1.98%
Since inception (8/25/03): 5.79%


Return and principal value of an investment will fluctuate so that an investor's share, when redeemed, may be worth more or less than their original cost


Past performance is not predictive of future results




[OBJECT OMITTED]

                         ANALYSTS         DOW
           DATE           STOCK          JONES         S&P
                           FUND       WORLD INDEX      500
        -------------------------------------------------------
            Aug-93        1.0649          1.021         1.009
            Sep-93      1.079596       0.997721      1.001231
            Oct-93      1.118893       1.019871      1.021956
            Nov-93      1.082081       0.955925      1.012248
            Dec-93      1.134454       0.998177      1.024496
            Jan-94      1.183462       1.065853      1.059329
            Feb-94      1.157426       1.049119      1.030515
            Mar-94      1.097124       1.004427      0.985584
            Apr-94      1.102281       1.031948        0.9982
            May-94      1.095998       1.031845       1.01457
            Jun-94      1.060159       1.029884      0.989713
            Jul-94      1.098961       1.046877      1.022176
            Aug-94      1.135226       1.069385      1.064085
            Sep-94      1.126712       1.050457      1.038015
            Oct-94      1.136852       1.071151      1.061371
            Nov-94      1.094334        1.01845      1.022737
            Dec-94      1.098164        1.02395      1.037873
            Jan-95      1.097066       1.001218      1.064754
            Feb-95      1.116045       1.011831      1.106279
            Mar-95      1.144951       1.057768      1.138915
            Apr-95      1.170598       1.093309      1.172399
            May-95      1.202438         1.1014      1.219295
            Jun-95      1.221437       1.098206      1.247582
            Jul-95      1.264187       1.148504      1.289002
            Aug-95      1.264945       1.127027      1.292225
            Sep-95      1.288853       1.149905      1.346756
            Oct-95       1.25225       1.132657      1.341908
            Nov-95      1.289942       1.166863      1.400818
            Dec-95      1.316128       1.199302      1.427854
            Jan-96       1.33666       1.221489      1.476401
            Feb-96       1.34762       1.224054      1.490131
            Mar-96      1.357593       1.240211      1.504437
            Apr-96      1.386645       1.270349      1.526552
            May-96       1.40273        1.26857      1.565937
            Jun-96      1.398242       1.269966      1.571887
            Jul-96      1.350701       1.218659       1.50241
            Aug-96      1.378256        1.23182      1.534111
            Sep-96      1.413539       1.279861      1.620481
            Oct-96      1.427957       1.281525      1.665206
            Nov-96      1.506352       1.349702      1.791096
            Dec-96      1.507557       1.326218      1.755632
            Jan-97      1.558362       1.335899      1.865359
            Feb-97      1.584854        1.35006      1.879909
            Mar-97      1.562824       1.318468      1.802645
            Apr-97      1.597832        1.35433      1.910263
            May-97      1.680439       1.440195      2.026598
            Jun-97      1.733037        1.50558      2.117389
            Jul-97      1.830087       1.574385      2.285934
            Aug-97      1.756884       1.478977      2.157921
            Sep-97      1.845079       1.556476      2.276175
            Oct-97      1.746921       1.464021      2.200151
            Nov-97       1.76439       1.484517      2.302018
            Dec-97      1.800208       1.497581      2.341613
            Jan-98       1.81821       1.527832      2.367605
            Feb-98      1.899847       1.632489      2.538309
            Mar-98      1.996549       1.698115      2.668271
            Apr-98      2.000143       1.710171       2.69522
            May-98       1.95634       1.700936      2.648862
            Jun-98      1.959275       1.728662      2.756406
            Jul-98      1.908333       1.721055      2.727188
            Aug-98      1.661968       1.480796      2.332837
            Sep-98       1.73177        1.51056      2.482372
            Oct-98      1.851609        1.65074      2.684188
            Nov-98      1.946967       1.742026       2.84685
            Dec-98      2.049182       1.822682      3.010829
            Jan-99        2.0666       1.857677      3.136681
            Feb-99      2.040975       1.802504      3.039131
            Mar-99      2.051179       1.873883      3.160696
            Apr-99      2.154149       1.957646      3.283015
            May-99      2.106757       1.885213      3.205536
            Jun-99        2.2043       1.977589      3.383443
            Jul-99      2.182037       1.962361       3.27788
            Aug-99       2.15367       1.964127      3.261818
            Sep-99      2.123304       1.940165      3.172444
            Oct-99      2.165133       2.031935       3.37326
            Nov-99      2.218611       2.103865      3.441737
            Dec-99      2.419839       2.268177      3.644455
            Jan-00      2.303687       2.137757      3.461504
            Feb-00      2.484757       2.163196      3.396081
            Mar-00      2.618685       2.290176      3.728218
            Apr-00      2.566835       2.179102      3.615999
            May-00      2.439777       2.116998      3.541871
            Jun-00      2.522242       2.182201      3.629355
            Jul-00      2.491975         2.1235      3.572737
            Aug-00      2.645979       2.209077      3.794604
            Sep-00      2.393023       2.053558      3.594249
            Oct-00      2.394459       2.001603      3.579153
            Nov-00      2.232115       1.858489      3.297116
            Dec-00      2.225865       1.896216      3.313272
            Jan-01      2.308444        1.94419      3.430893
            Feb-01      2.158626       1.773685      3.117995
            Mar-01       2.07077       1.640836      2.920314
            Apr-01       2.13455       1.770298      3.147223
            May-01      2.144155       1.755781      3.168309
            Jun-01      2.131719        1.70978      3.091319
            Jul-01      2.154955       1.668403      3.061024
            Aug-01      2.060352       1.584482      2.869404
            Sep-01       1.90356       1.437601      2.637556
            Oct-01      1.956669       1.474116      2.687934
            Nov-01      2.136878       1.562415      2.894098
            Dec-01      2.165512        1.57929      2.919566
            Jan-02      2.116572       1.533648      2.876941
            Feb-02      2.065774       1.522299      2.821416
            Mar-02      2.141588       1.589889      2.927501
            Apr-02      1.978827       1.543782      2.750094
            May-02      1.927378        1.54193      2.729744
            Jun-02      1.770682       1.448335      2.535386
            Jul-02      1.655765       1.323054      2.337879


                           Analysts Fixed Income Fund
                          Growth of $10,000 Investment
                      AUGUST 25, 1993 THROUGH JULY 31, 2002


Average Annual Total Return
For the Period Ending 06/30/02
1 Year: 7.44%     5 Year: 5.11%
Since inception (8/25/03): 4.68%



Average Annual Total Return
For the Period Ending 07/31/02
1 Year: 6.77%     5 Year: 4.46%
Since inception (8/25/03): 4.60%


Return and principal value of an investment will fluctuate so that an investor's share, when redeemed, may be worth more or less than their original cost


Past performance is not predictive of future results

[OBJECT OMITTED]

                       ANALYSTS        LEHMAN
                     FIXED INCOME    INTERMEDIATE
          DATE        INCOME FUND     T-BOND INDEX

          Aug-93         0.9885        1.0034
          Sep-93       0.985139      1.007715
          Oct-93       0.985041      1.009125
          Nov-93       0.969083      1.004181
          Dec-93       0.969858      1.008599
          Jan-94       0.991292      1.018584
          Feb-94       0.978703      1.005444
          Mar-94       0.945427      0.991167
          Apr-94       0.944954      0.984427
          May-94       0.943159      0.985412
          Jun-94       0.925899      0.986003
          Jul-94       0.942287      0.998328
          Aug-94       0.939743      1.001223
          Sep-94       0.922452      0.992713
          Oct-94       0.908154      0.993408
          Nov-94       0.901252      0.988639
          Dec-94       0.908101      0.988244
          Jan-95        0.92926      1.004846
          Feb-95       0.954629      1.024441
          Mar-95       0.957397      1.029665
          Apr-95       0.970801      1.041713
          May-95       1.013807      1.071089
          Jun-95       1.016747      1.078265
          Jul-95       1.014002      1.078265
          Aug-95       1.024041      1.086891
          Sep-95       1.034588      1.093956
          Oct-95        1.04452      1.106318
          Nov-95       1.056532      1.119925
          Dec-95       1.072592      1.131349
          Jan-96        1.08557      1.141305
          Feb-96       1.067007      1.128294
          Mar-96       1.063166      1.122878
          Apr-96       1.057106      1.119397
          May-96        1.05996      1.118949
          Jun-96       1.068651      1.130922
          Jul-96       1.073033      1.134315
          Aug-96       1.075608      1.134768
          Sep-96        1.09142      1.149407
          Oct-96       1.112702      1.168257
          Nov-96       1.136514      1.182393
          Dec-96        1.13856      1.176363
          Jan-97       1.138674      1.180245
          Feb-97       1.148239      1.181661
          Mar-97       1.128719      1.175162
          Apr-97       1.140006      1.188206
          May-97       1.153572      1.197356
          Jun-97       1.168684      1.207653
          Jul-97       1.202225      1.230236
          Aug-97       1.189121      1.225192
          Sep-97       1.214449      1.238792
          Oct-97       1.213477      1.253409
          Nov-97        1.22719      1.256042
          Dec-97       1.243266      1.266592
          Jan-98       1.261293      1.283438
          Feb-98         1.2565      1.281641
          Mar-98       1.257128      1.285742
          Apr-98       1.252603      1.291785
          May-98       1.257112       1.30057
          Jun-98       1.257364      1.309413
          Jul-98       1.253843      1.314651
          Aug-98        1.22187       1.34055
          Sep-98       1.269645      1.373125
          Oct-98         1.2619      1.376009
          Nov-98       1.267453      1.370505
          Dec-98       1.262129      1.376124
          Jan-99       1.265158      1.381353
          Feb-99       1.237578      1.361461
          Mar-99         1.2429      1.370855
          Apr-99        1.26117      1.374968
          May-99        1.25045      1.366168
          Jun-99       1.246074      1.368354
          Jul-99       1.231744      1.369586
          Aug-99       1.222259      1.372599
          Sep-99       1.218593      1.383442
          Oct-99       1.216643      1.384826
          Nov-99       1.189268      1.385795
          Dec-99       1.176662      1.382469
          Jan-00       1.187017      1.378875
          Feb-00        1.19034      1.388665
          Mar-00       1.197959      1.406023
          Apr-00       1.204188      1.405039
          May-00       1.201298       1.41094
          Jun-00       1.239499      1.431399
          Jul-00       1.260323      1.440846
          Aug-00       1.272422      1.455975
          Sep-00       1.278911      1.468205
          Oct-00       1.276481      1.477455
          Nov-00       1.286948       1.49873
          Dec-00       1.321567      1.523309
          Jan-01       1.354474      1.539609
          Feb-01       1.361653      1.554851
          Mar-01       1.372002      1.567134
          Apr-01       1.366239      1.559925
          May-01       1.378399      1.566321
          Jun-01       1.395629      1.571646
          Jul-01       1.400513      1.599307
          Aug-01        1.41788      1.613221
          Sep-01       1.413343      1.644356
          Oct-01       1.425921      1.666884
          Nov-01       1.425921      1.652716
          Dec-01       1.426492      1.645113
          Jan-02       1.441185       1.65301
          Feb-02       1.453723      1.663589
          Mar-02       1.449798      1.637138
          Apr-02        1.47227      1.666115
          May-02       1.486845      1.678611
          Jun-02        1.50097      1.699426
          Jul-02       1.496767      1.733584

                         Analysts Aggressive Stock Fund
                          Growth of $10,000 Investment
                       MAY 4, 1999 THROUGH JULY 31, 2002


Average Annual Total Return
For the Period Ending 06/30/02
       1 Year: -31.42%
Since Inception (5/4/1999): -11.50%



Average Annual Total Return
For the Period Ending 07/31/02
     1 Year: -38.00%
Since Inception (5/4/1999): -15.08%


Return and principal value of an investment will fluctuate so that an investor's share, when redeemed, may be worth more or less than their original cost


Past performance is not predictive of future results



[OBJECT OMITTED]


                            ANALYSTS       DOW JONES
                           AGGRESSIVE      INTERNET        S&P
                DATE       STOCK FUND       INDEX          500
        --------------------------------------------------------
               May-99        1.0266          0.925        0.9764
               Jun-99      1.100926       0.970418       1.03059
               Jul-99      1.035201       0.824273      0.998436
               Aug-99      1.029403       0.837379      0.993543
               Sep-99      1.071094       0.922038       0.96632
               Oct-99      1.101192       0.976161      1.027488
               Nov-99      1.267913       1.200288      1.048346
               Dec-99      1.425641       1.576578      1.110094
               Jan-00      1.444887       1.484348      1.054367
               Feb-00      1.658875       1.752421       1.03444
               Mar-00      1.590197       1.508835      1.135608
               Apr-00      1.444694       1.176891      1.101426
               May-00      1.336342       0.943043      1.078847
               Jun-00      1.343291       1.130708      1.105494
               Jul-00      1.293992        1.04387      1.088249
               Aug-00      1.414981       1.262665      1.155829
               Sep-00      1.291028       1.125919      1.094801
               Oct-00      1.201302       0.900284      1.090203
               Nov-00      1.008012       0.577172      1.004295
               Dec-00       0.94108       0.535674      1.009216
               Jan-01      1.127885       0.596794      1.045043
               Feb-01      0.909075       0.373951      0.949735
               Mar-01      0.863076       0.273545      0.889522
               Apr-01      0.951196       0.343874      0.958638
               May-01      0.953098       0.344699      0.965061
               Jun-01      0.991032        0.33129       0.94161
               Jul-01      0.949805       0.267749      0.932382
               Aug-01      0.867267       0.207666      0.874015
               Sep-01      0.789213       0.152718      0.803395
               Oct-01      0.835461       0.181887      0.818739
               Nov-01      0.918171       0.230905      0.881537
               Dec-01        0.9156       0.244436      0.889294
               Jan-02      0.877786        0.23439      0.876311
               Feb-02      0.836793       0.190324      0.859398
               Mar-02      0.866751       0.210099      0.891711
               Apr-02      0.790997        0.16976      0.837673
               May-02      0.781109       0.161561      0.831475
               Jun-02      0.679721       0.140832      0.772274
               Jul-02      0.588978       0.117511      0.712114

                           INDEPENDENT AUDITORS REPORT


To the Shareholders and
Board of Trustees
Analysts Investment Trust

We have audited the accompanying statements of assets and liabilities of the Analysts Investment Trust (comprising the Stock Fund, the Fixed Income Fund, and the Aggressive Stock Fund (formerly the internet.fund)), including the schedules of investments in securities as of July 31, 2002, the related statements of operations for the year then ended, the statements of changes in net assets of each fund for each of the two years in the period then ended and the financial highlights of the Stock Fund and the Fixed Income Fund for each of the five years in the period then ended and the Aggressive Stock Fund for the three years then ended and the period from inception (May 4, 1999) through July 31, 1999. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the Analysts Investment Trust as of July 31, 2002, the results of operations of each fund for the years then ended, the changes in net assets of each fund for each of the two years in the period then ended, and the financial highlights of the Stock Fund and the Fixed Income Fund for each of the five years in the period then ended and the Aggressive Stock Fund for the three years then ended and the period from inception (May 4, 1999) through July 31, 2002, in conformity with accounting principles generally accepted in the United States of America.




Berge & Company LTD
Cincinnati, Ohio
August 29, 2002, except for Note 6, as
to which the date is September 10, 2002



ANALYSTS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES
JULY 31, 2002

                                              STOCK        FIXED INCOME      AGGRESSIVE
                                               FUND            FUND          STOCK FUND
                                               ----            ----          ----------

ASSETS

Unaffiliated Issue
Investment securities, at value              $ 6,675,147    $ 4,986,183    $ 1,108,018
  (Cost -  $7,267,580, $4,971,109 and
   $1,568,239, respectively)
Dividends and interest receivable                  6,941         47,097            383
Receivable from investment securities sold          --            1,331          2,410
Receivable from fund advisor                        --               64           --
Cash                                               1,202          1,721           --
                                             -----------    -----------    -----------
Total Assets                                   6,683,290      5,036,396      1,110,811

LIABILITIES

Management fee payable                            12,200          6,759          2,968
                                             -----------    -----------    -----------
Total Liabilities                                 12,200          6,759          2,968
                                             -----------    -----------    -----------
NET ASSETS                                   $ 6,671,090    $ 5,029,637    $ 1,107,843
                                             ===========    ===========    ===========

NET ASSETS CONSIST OF:

Capital shares                               $ 8,019,854    $ 5,126,308    $ 2,271,129
Accumulated undistributed net investment
   income (loss)                                (107,615)        16,407        (79,395)
Accumulated net realized gains (losses)
   from securities transactions                 (648,716)      (128,153)      (623,670)
Net unrealized appreciation (depreciation)
   on investments                               (592,433)        15,075       (460,221)
                                             -----------    -----------    -----------
NET ASSETS                                   $ 6,671,090    $ 5,029,637    $ 1,107,843
                                             ===========    ===========    ===========

Net asset value, offering price, and
   redemption price per share                $     16.17    $     13.61    $      5.61
                                             ===========    ===========    ===========
Fund shares outstanding                          412,495        369,515        197,551
                                             ===========    ===========    ===========


                 See accompanying notes to financial statements.



ANALYSTS INVESTMENT TRUST
ANALYSTS STOCK FUND
SCHEDULE OF INVESTMENTS IN SECURITIES
JULY 31, 2002

COMMON STOCK:  97.0%                                   SHARES            VALUE
                                                       ------            -----

Large Capitalization U.S. Stocks:  88.5%

Accenture LTD*                                             5,600     $    92,400
Adobe Systems Inc.                                         3,200          76,672
Alcoa Inc.                                                 4,000         108,200
American Express                                           3,200         112,832
American International Group                               2,200         140,624
Amgen Inc.*                                                1,900          86,716
Anadarko Petroleum Corp.                                   2,600         113,100
Anheuser-Busch Cos. Inc.                                   2,400         124,104
AOL Time Warner*                                           6,200          71,300
Cardinal Health                                            1,800         103,680
Caterpillar Inc.                                           2,200          98,340
Cintas Corp. Of Ohio                                       2,800         122,889
Cisco Systems Inc.*                                        8,450         111,456
Citigroup                                                  3,500         117,390
Clear Channel Communications*                              2,700          70,335
Dell Computer Corporation *                                6,000         149,580
E M C Corp.*                                              12,600          94,500
Fannie Mae                                                 2,000         149,780
FedEx Corp                                                 2,500         127,375
First Data Corp.                                           2,600          90,870
Forest Laboratories*                                       2,000         154,940
General Electric                                           2,950          94,990
Home Depot Inc.                                            2,500          77,200
IBM                                                        1,200          84,480
Intel Corp.                                                4,900          92,071
Johnson & Johnson                                          2,000         106,000
Kroger Co. *                                               5,800         112,984
Marsh & McClennan Cos                                      2,400         114,960
Medimmune Inc.*                                            2,700          80,298
Medtronic Inc.                                             2,600         105,040
Mellon Bank                                                4,300         114,294
Merck & Co.                                                2,000          99,200
Merrill Lynch                                              3,500         124,775
Microsoft*                                                 2,650         127,147
Morgan Stanley Dean Witter                                 2,400          96,840



                See accompanying notes to financial statements.



                                      -8-



ANALYSTS INVESTMENT TRUST
ANALYSTS STOCK FUND
SCHEDULE OF INVESTMENTS IN SECURITIES
JULY 31, 2002

Large Capitalization U.S. Stocks (continued)           SHARES            VALUE
                                                       ------          ---------

Office Depot Inc. *                                        8,000     $   103,840
Oracle Corporation *                                       9,700          97,087
Pfizer Inc.                                                4,000         129,400
Procter & Gamble Corporation                               1,600         142,384
S&P 500 Depository Trust                                   2,100         191,625
Schlumberger LTD                                           2,300          98,716
Southwest Airlines Co.                                     6,400          88,384
Sungard Data Systems*                                      4,800         112,560
Sysco Corp.                                                4,000         104,200
United Technologies Corp.                                  2,200         152,900
United Health Group                                        2,000         175,320
Verizon Communications                                     3,300         108,900
Wal Mart Stores Inc.                                       2,200         108,196
Walgreen Company                                           3,300         116,589
Walt Disney Co.                                            5,500          97,515
Wells Fargo & Company                                      2,700         137,322
Xilinx inc.*                                               3,100          59,489
                                                                       ---------
Total (Cost: $ 6,639,956)                                              5,900,609

Small/Medium Capitalization U.S. Stocks: 2.0%

J.M. Smucker Co.                                              32           1,072
S&P 400 Deposit Receipt                                    1,600         129,600
                                                                       ---------
Total (Cost: $ 70,758)                                                   130,672

* Non-dividend paying investment



                See accompanying notes to financial statements.



                                      -9-









ANALYSTS INVESTMENT TRUST
ANALYSTS STOCK FUND
SCHEDULE OF INVESTMENTS IN SECURITIES
JULY 31, 2002

Foreign Stocks: 6.5%                                          SHARES          VALUE
                                                            ----------     ---------

Nokia Corp. ADR                                                 7,500     $    93,000
Royal Dutch                                                     3,200         146,240
Vodafone Group PLC ADR                                          6,200          94,054
WPP Group PLC ADR                                               2,700         103,248
                                                                            ---------
Total (Cost: $ 349,542)                                                       436,542
                                                                            ---------
TOTAL COMMON STOCK (COST: $7,060,256)                                       6,467,823

MONEY MARKET MUTUAL FUND: 3.1%

US Bank, U.S. Treasury Money Market Fund
   (Cost: $207,324)                                           207,324         207,324
                                                                            ---------

TOTAL INVESTMENT SECURITIES AT VALUE
  (COST: $7,267,580) 100.1%                                                 6,675,147
LIABILITIES IN EXCESS
  OF ALL OTHER ASSETS (0.1%)                                                   (4,057)
                                                                            ---------
NET ASSETS 100%                                                           $ 6,671,090
                                                                          ===========

* Non-dividend paying investment






                See accompanying notes to financial statements.




                                      -10-


ANALYSTS INVESTMENT TRUST
ANALYSTS FIXED INCOME FUND
SCHEDULE OF INVESTMENTS IN SECURITIES
JULY 31, 2002

COMMON STOCK: 24.9%                                           SHARES          VALUE
                                                            -----------     ---------

Real Estate Investment Trusts: 8%

Carramerica Realty Corporation                                  1,400     $    38,500
Commercial Net Lease Realty Inc.                                3,580          57,960
First Industrial Realty Trust Inc.                              3,200         103,520
Five Star Quality Care*                                            47              96
Health Care Properties Investors Inc.                           1,599          70,052
Hospitality Properties Trust                                    1,500          50,430
HRPT Properties Trust                                           2,350          19,435
Senior Housing Properties Trust                                   235           2,935
Simon Property Group Inc.                                       1,650          59,384
                                                                            ---------
Total (Cost: $ 330,655)                                                       402,312

Closed End Mutual Funds: 16.9%

Duff & Phelps Utilities and Corporate Bond Trust               11,700         155,025
Hatteras Income Securities Inc.                                 4,900          66,150
PIMCO Strategic Global Government Fund                            454           5,448
Pioneer Interest Shares                                         9,000         105,480
Putnam Premier Income Trust                                    19,800         119,394
Scudder Global High Income Fund Inc.                            6,294          32,729
Templeton Emerging Markets Income                               9,200          96,508
Templeton Global Government Income Trust                       20,000         128,000
Templeton Global Income Fund Inc.                              20,000         139,400
                                                                            ---------
Total (Cost: $ 1,019,266)                                                     848,134
                                                                            ---------

TOTAL COMMON STOCK (COST: $1,349,921)                                       1,250,446




                See accompanying notes to financial statements.





                                      -11-


ANALYSTS INVESTMENT TRUST
ANALYSTS FIXED INCOME FUND
SCHEDULE OF INVESTMENTS IN SECURITIES
JULY 31, 2002

PREFERRED STOCKS: 3.5%                                         SHARES         VALUE
                                                             -----------    ---------

Consolidated Edison PFD                                         2,000     $    50,740
US Bancorp Capital IV                                           2,000          49,940
Vornado Realty Trust                                            3,000          76,260
                                                                            ---------
TOTAL PREFERRED STOCK (COST: $174,813)                                        176,940

CORPORATE BONDS: 48.2%

Sony Corporation 6.125%, 3/4/03                               100,000         102,058
Kentucky Power Company 6.65% 5/01/03                          100,000         100,402
General Motors Corporation 8.875%, 5/15/03                     10,000          10,446
Consolidated National Gas Company 5.75%, 8/01/03               10,000          10,247
New York Telephone Company 5.625%, 11/01/03                    50,000          51,362
American Telephone & Telegraph Company 6.75%, 4/1/04           50,000          46,994
NationsBank Corporation 7.75%, 8/15/04                         50,000          54,146
Federal Home Loan Bank 3.625%, 11/26/04                       100,000         101,004
Salomon Smith Barney 6.25%, 1/15/05                           100,000         105,731
Pacific Bell Telephone Company 6.25%, 3/1/05                   50,000          53,444
U.S. West Communications Inc. 6.125%, 11/15/05                 50,000          38,750
Federal National Mortgage Association 5.00%, 12/05/06         100,000         102,888
Loews Corporation 6.75%, 12/15/06                             150,000         158,679
Freddie Mac MTN 5.200%, 02/06/07                              150,000         153,279
Household Bank CD 7.20%, 4/12/07                              100,000         107,272
Federal Home Loan Bank 4.000%, 04/18/07                       100,000         100,127
M&I Bank Milwaukee 4.500%, 08/13/07                           100,000         103,043
FNMA 5 5.000%, 09/04/07                                       150,000         154,380
Federal Home Loan Bank 5.250%, 10/30/07                       150,000         153,994
Entergy Mississippi Corporation 6.45%, 4/1/08                 100,000         105,256
FNMA 5.850%, 12/19/08                                         150,000         155,074
General Electric Capital Corporation 8.65%, 5/15/09           100,000         119,145
Federal Home Loan Mortgage Corp 5.125%, 11/27/09              150,000         150,357
Union Planters Corp 7.750%, 03/01/11                          100,000         111,332
Caterpillar Inc. 9.375%, 8/15/11                               10,000          12,482
Aetna Services, Inc. 6.75%, 9/15/13                            50,000          52,600
International Business Machines Corp. 8.375%, 11/1/19          10,000          11,564
                                                                            ---------
                                                                            2,426,056
TOTAL CORPORATE BONDS (COST: $ 2,345,015)









                                      -12-


ANALYSTS INVESTMENT TRUST
ANALYSTS FIXED INCOME FUND
SCHEDULE OF INVESTMENTS IN SECURITIES
JULY 31, 2002

U.S. GOVERNMENT OBLIGATIONS: 2.2%                                      FACE          VALUE
                                                                    -----------     ---------

United States Treasury Notes 6.5%, 10/15/06                           100,000     $   112,425
                                                                                  -----------
TOTAL U.S. GOVERNMENT OBLIGATIONS (COST: $99,859)                                     112,425

MORTGAGE - BACKED OBLIGATIONS: 3.5%

Paine Webber CMO Trust Series 1988-I, 8.6%, 4/1/18                        690             755
FNMA REMIC 1992 Trust G53 Class J, 7.0%, 9/25/22                        5,846           6,046
FNMA 1993 Trust 122 Class L, 6.5%, 1/25/23                             12,000          12,538
FNMA REMIC 1993 Trust G 10 Class J, 5.0%, 3/25/23                      20,000          19,928
FHLMC REMIC 1993 Trust 1602 Class BB, 6.1%, 4/15/23                    18,000          18,855
FNMA REMIC 1993 Trust 50 Class L, 7.0%, 5/25/23                        12,000          12,170
FHLMC REMIC 1993 Trust G13 Class D, 6.75%, 6/25/23                      4,000           4,086
Empire Federal Home Loan Owner Trust 1998-2 9.03%, 6/25/24             67,627          70,584
Green Tree Financial Corp TST 1997-A, 7.87%, 3/15/28                   30,000          31,043
                                                                                    ---------
TOTAL MORTGAGE - BACKED OBLIGATIONS (COST: $ 157,190)                                 176,005

MONEY MARKET MUTUAL FUND: 16.8%

US Bank, U.S. Treasury Money Market Fund (Cost $844,311)              844,311         844,311
                                                                                    ---------

TOTAL INVESTMENT SECURITIES AT VALUE (COST: $ 4,971,109) 99.1%                      4,986,183
ALL OTHER ASSETS LESS LIABILITIES 0.9%                                                 43,454
                                                                                    ---------
NET ASSETS 100%                                                                   $ 5,029,637
                                                                                  ===========

                See accompanying notes to financial statements.
                                      -13-


ANALYSTS INVESTMENT TRUST
ANALYSTS AGGRESSIVE STOCK FUND
SCHEDULE OF INVESTMENTS IN SECURITIES
JULY 31, 2002

COMMON STOCK: 86.3%                                    SHARES        VALUE
                                                    -----------    ---------

Large Capitalization U.S. Stocks: 68.2%

Albertsons Inc.                                           900     $    25,362
Amazon.com Inc.*                                        1,500          21,688
Anadarko Petroleum Corp                                   400          17,400
AOL Time Warner *                                       1,900          21,850
Applied Materials*                                      1,900          28,253
Archer Daniels Midland                                  2,100          24,570
AT&T                                                    2,000          20,360
BEA Systems*                                            2,400          13,320
Biogen*                                                   800          28,776
Biovail Corp.*                                          1,000          23,980
Cendant*                                                2,500          34,550
Charles Schwab                                          3,400          30,430
Ciena Corp.*                                            2,800          11,284
Citrix Systems Inc. *                                   2,060          11,351
Dell Computer Corporation *                             1,300          32,409
Gap Inc.                                                1,500          18,225
Halliburton Co.                                         2,000          26,400
Hewlett-Packard                                           948          13,414
JDS Uniphase Corp.*                                     4,200          10,626
JP Morgan Chase                                         1,100          27,456
Morgan Stanley Dean Witter                                800          32,280
Motorola                                                1,650          19,140
Oracle Corporation *                                    2,201          22,030
Solectron Corp.*                                        3,200          12,800
Staples Inc.*                                           2,000          33,380
Starbucks Corp.*                                        2,000          39,260
Sun Microsystems Inc. *                                 3,400          13,328
Tyco International LTD                                  1,500          19,200
US Bancorp                                              1,800          38,502
Walt Disney Co.                                         1,620          28,723
Waste Management Inc.                                   1,200          28,404
Xilinx Inc.*                                              700          13,433
Yahoo Inc.*                                             1,000          13,170
                                                                    ---------
Total (Cost: $ 1,181,337)                                             755,354



                See accompanying notes to financial statements.




                                      -14-


ANALYSTS INVESTMENT TRUST
ANALYSTS AGGRESSIVE STOCK FUND
SCHEDULE OF INVESTMENTS IN SECURITIES
JULY 31, 2002

Small/Medium Capitalization U.S. Stocks: 16.8%          SHARES        VALUE
                                                     -----------    ---------

Barnes & Noble Inc. *                                   1,000     $    21,540
Hillenbrand Industries                                    500          27,030
Millennium Pharmaceuticals*                             1,200          14,904
Noble Corporation*                                        600          19,440
R.H. Donnelly Corp. *                                   1,100          26,345
Sherwin Williams Co.                                    1,000          28,730
Sillicon Valley*                                        1,000          21,640
Teva Pharmaceuticals Ind                                  400          26,680
                                                                    ---------
Total (Cost: $ 168,092)                                               186,309

Foreign Stocks: 1.3%

Elan Corp.*                                             2,000           5,060
Smartforce PLC ADR*                                     2,700           9,207
                                                                    ---------
Total (Cost: $ 66,722)                                                 14,267
                                                                    ---------
TOTAL COMMON STOCK (COST: $ 1,416,151)                                955,930

MONEY MARKET MUTUAL FUND: 13.7%

US Bank, U.S. Treasury Money Market Fund
  (Cost $152,088)                                     152,088         152,088
                                                                    ---------

TOTAL INVESTMENT SECURITIES AT VALUE (COST:  $1,568,239) 100%       1,108,018
LIABILITIES IN EXCESS OF ALL OTHER ASSETS (-%)                           (175)
                                                                  -----------
NET ASSETS  100%                                                  $ 1,107,843
                                                                  ===========


*Non-dividend paying investment.



                See accompanying notes to financial statements.



ANALYSTS INVESTMENT TRUST
STATEMENTS OF OPERATIONS
YEAR ENDED JULY 31, 2002


                                                                            FIXED INCOME     AGGRESSIVE
                                                             STOCK FUND          FUND        STOCK FUND
                                                             ----------          ----        ----------
INVESTMENT INCOME:

Dividends                                                   $    98,022    $   142,183    $    11,410
Interest                                                           --          139,511           --
                                                            -----------    -----------    -----------
Total Investment Income                                          98,022        281,694         11,410

EXPENSES:

Management Fee                                                  164,190         73,187         41,360
                                                            -----------    -----------    -----------
NET INVESTMENT INCOME (LOSS)                                    (66,168)       208,507        (29,950)

REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS:

Net realized gains (losses) from security
   transactions                                                (577,341)       (17,931)      (603,908)
Net change in net unrealized appreciation
   (depreciation) on investments                             (1,397,932)       124,217        (63,345)
                                                            -----------    -----------    -----------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
                                                             (1,975,273)       106,286       (667,253)
                                                            -----------    -----------    -----------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
                                                            $(2,041,441)   $   314,793    $  (697,203)
                                                            ===========    ===========    ===========


                See accompanying notes to financial statements.


ANALYSTS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED JULY 31, 2002 AND 2001


                                                 STOCK FUND               FIXED INCOME FUND           AGGRESSIVE STOCK FUND
                                                 ----------               -----------------           ---------------------

FROM OPERATIONS:                            2002           2001           2002           2001            2002             2001
                                            ----           ----           ----           ----            ----             ----

Net investment income (loss)            $   (66,168)   $    10,263    $   208,507    $   238,757    $   (29,950)   $   (26,750)

Net realized gains (losses) from
  security transactions                    (577,341)       (71,374)       (17,931)         1,838       (603,908)
                                                                                                                         3,759
Net change in net unrealized
  appreciation (depreciation)
  on investments                         (1,397,932)    (1,247,912)       124,217        212,256        (63,345)      (527,367)
                                        -----------    -----------    -----------    -----------    -----------    -----------

Increase (decrease) in net
  assets from operations                 (2,041,441)    (1,309,023)       314,793        452,851       (697,203)      (550,358)

DISTRIBUTIONS TO SHAREHOLDERS:

From net investment income                     --             --         (209,047)      (240,019)          --             --
From capital gains                             --         (588,390)          --             --             --             --
                                        -----------    -----------    -----------    -----------    -----------    -----------

Decrease in net assets from
  distributions to shareholders                --         (588,390)      (209,047)      (240,019)          --             --


FROM FUND SHARE TRANSACTIONS:

Proceeds from shares sold                 2,289,816      1,881,027        992,207      1,075,347        723,892        419,474
Net asset value of shares issued from
   reinvestment of distributions to
   shareholders                                --          588,390        189,799        215,726           --             --
Payment for shares redeemed              (1,912,914)    (1,871,916)    (1,020,820)      (637,348)      (452,766)      (453,920)
                                        -----------    -----------    -----------    -----------    -----------    -----------

Increase (decrease) from fund share
   transactions                             376,902        597,501        161,186        653,725        271,126        (34,446)
                                        -----------    -----------    -----------    -----------    -----------    -----------

TOTAL INCREASE (DECREASE) IN
     NET ASSETS                          (1,664,539)    (1,299,912)       266,932        866,557       (426,077)      (584,804)


NET ASSETS:

Beginning of period                       8,335,629      9,635,541      4,762,705      3,896,148      1,533,920      2,118,724
                                        -----------    -----------    -----------    -----------    -----------    -----------
End of period                           $ 6,671,090    $ 8,335,629    $ 5,029,637    $ 4,762,705    $ 1,107,843    $ 1,533,920
                                        ===========    ===========    ===========    ===========    ===========    ===========

Accumulated undistributed net
   investment income (loss)             $  (107,615)   $   (41,447)   $    16,407    $    16,947    $   (79,395)   $   (49,445)
                                        ===========    ===========    ===========    ===========    ===========    ===========





                See accompanying notes to financial statements.


ANALYSTS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS - STOCK FUND
FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED JULY 31, 2002, 2001, 2000,
1999, AND 1998

                                                      2002              2001            2000             1999           1998
                                                      ----              ----            ----             ----           ----

Net asset value, beginning of period            $    21.05      $    26.15        $    28.41       $    24.99        $  24.18
Income (loss) from investment operations:
   Net investment income (loss)                      (0.16)           0.03             (0.05)            0.02            0.09
   Net realized and unrealized gains
      (losses) on securities                         (4.72)          (3.60)             2.35             3.56             0.93
                                                ----------       ---------        ----------        ---------         --------
Total from investment operations                     (4.88)          (3.57)             2.30             3.58            1.02

Less distributions:
    Dividends from net investment income              0.00            0.00              0.00            (0.16)          (0.06)
    Dividends from capital gains                      0.00           (1.53)            (4.56)            0.00            (0.15)
                                                ----------       ---------         ---------        ----------        --------

Total distributions                                  (0.00)          (1.53)            (4.56)           (0.16)          (0.21)
                                                ----------       ---------         ---------       ----------         -------

Net asset value, end of period                  $    16.17       $   21.05        $    26.15       $    28.41        $  24.99
                                                 =========        ========         =========        =========         =======

Total return                                        (23.17)%        (13.51)%           14.21%           14.36%           4.25%
                                                  ========        ========         =========        =========            ====

Ratios/Supplemental Data:
  Net assets, end of period (thousands)         $   6,671         $   8,336        $   9,636      $    8,971         $  8,182
  Ratio of expenses to average net assets             2.00%           2.00%             2.00%           2.00%            2.00%
  Ratio of net investment income
     (loss) to average net assets                    (0.81)%          0.12%            (0.19)%          0.08%            0.37%
  Portfolio turnover rate                            88.91%          15.43%             0.00%          89.30%            5.47%


-----------------------------------------------------------------------------------------------------------------------------------



ANALYSTS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS - FIXED INCOME FUND
FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED JULY 31, 2002, 2001, 2000,
1999, AND 1998

                                                        2002           2001               2000          1999             1998
                                                        ----           ----               ----          ----             ----

Net asset value, beginning of period                   $ 13.31      $  12.67             $ 13.24    $    14.27         $ 14.43
Income (loss) investment operations:
   Net investment income                                  0.58          0.73                0.78          0.78             0.80
   Net realized and unrealized gains
     (losses) on securities                               0.30          0.64                (0.51)       (1.03)           (0.18)
                                                       -------      --------            ---------    ---------         --------
Total from investment operations                          0.88          1.37                0.27         (0.25)            0.62

Less distributions:
    Dividends from net investment income                 (0.58)         (0.73)             (0.79)        (0.78)           (0.78)
    Dividends from capital gains                          0.00           0.00              (0.05)         0.00             0.00
                                                       -------      --------            ---------    ---------         --------

Total distributions                                       (0.58)       (0.73)              (0.84)       (0.78)            (0.78)
                                                       -------      --------            ---------    ---------         --------


Net asset value, end of period                           13.61      $  13.31          $    12.67    $    13.24         $  14.27
                                                     =========       =======           =========     =========          =======

Total return                                              6.77%        11.11%               2.32%        (1.77)%           4.30%
                                                      =========       =======           =========     =========          =======

Ratios/Supplemental Data:
  Net assets, end of period (thousands)                $  5,029        $  4,763          $  3,896      $    3,867         $  4,672
  Ratio of expenses to average net assets                  1.50%        1.50%                1.50%        1.50%            1.50%
  Ratio of net investment income to
     average net assets                                    4.30%        5.58%                6.24%        5.57%            5.50%
  Portfolio turnover rate                                 21.18%        0.00%               11.30%        9.70%            9.91%



                See accompanying notes to financial statements.



ANALYSTS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS - AGGRESSIVE STOCK FUND
FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED JULY 31, 2002, 2001 AND 2000,
AND THE PERIOD FROM INCEPTION (MAY 4, 1999) THROUGH JULY 31, 1999

                                                                  2002              2001            2000            1999
                                                                  ----              ----            ----            ----

Net asset value, beginning of period                         $    9.04          $  12.32       $    9.86         $  9.52
Income (loss) from investment operations:
   Net investment income (loss)                                  (0.16)            (0.16)          (0.17)          (0.04)
   Net realized and unrealized gains
      (losses) on securities                                     (3.27)            (3.12)           2.63            0.38
                                                              --------          --------        --------          ------

Total from investment operations                                 (3.43)            (3.28)           2.46            0.34
                                                              --------          --------        --------          ------

Net asset value, end of period                               $    5.61         $    9.04        $ 12.32           $ 9.86
                                                              ========          ========         ======            =====

Total return                                                    (38.00)%          (26.60)%         24.99%            .77%*
                                                               =======           =======         =======          ======

Ratios/Supplemental Data:
   Net assets, end of period (thousands)                      $  1,108          $  1,534       $   2,119          $  752
 Ratio of expenses to average net assets                          2.81%             3.00%           3.00%           3.00%
 Ratio of net investment loss to average net assets              (2.02)%           (1.58)%         (1.32)%         (1.68)%
 Portfolio turnover rate                                         76.33%             8.81%           1.36%           0.00%


*Annualized




                See accompanying notes to financial statements.

ANALYSTS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS


1.      SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION

        Analysts Investment Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open end management investment company. The Trust was established as an Ohio Business Trust under a Declaration of Trust dated May 28, 1993. The Declaration of Trust, as amended, permits the Trustees to issue an unlimited number of shares of the Analysts Stock Fund (Stock Fund), Analysts Fixed Income Fund (Fixed Income Fund), and the Analysts Aggressive Stock Fund (Aggressive Stock Fund, formerly the internet.fund) (the Funds). The Stock Fund's investment objective is to provide long term capital appreciation. The Fixed Income Fund's investment objective is to provide a high level of income over the long term consistent with preservation of capital. The Aggressive Stock Fund's objective is to provide long term growth through capital appreciation. The following is a summary of the significant accounting policies of the Trust:

        SECURITIES VALUATION - Equity securities, options and commodities listed on exchanges or on the NASDAQ are valued at the last quoted sale price as of the close of business on the day the securities are being valued. Lacking a last sale price, a security is generally valued at its last bid price, except when, in Equity Analysts Inc.'s (the Adviser) opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. Fixed income securities may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. Corporate bonds, mortgage-backed obligations and asset backed and receivable backed securities are valued using the Adviser's proprietary bond pricing model, which has been approved by the Board of Trustees. When market quotations or pricing service prices or prices from the Adviser's bond pricing model are not readily available, when the Adviser determines a proposed price does not accurately reflect the current value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation.

ANALYSTS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS

1.      SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

        OPTION WRITING - When a put or call option is written, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written at which time an unrealized gain or loss is recognized. When a written option contract expires or is terminated (closing purchase transaction), a realized gain (or realized loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) is recorded without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. When an option is exercised by the holder, a gain or loss from the underlying security is realized and the proceeds from such a sale are increased by the premium originally received.
        A Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

        SHARE VALUATION - The net asset value per share is calculated daily by dividing the total value of each Fund's investments and other assets, less liabilities, by the total number of the Fund's shares outstanding.

        INVESTMENT INCOME AND DISTRIBUTIONS TO SHAREHOLDERS - Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Distributions to shareholders arising from net investment income are declared and it is the intention that such distributions be paid quarterly. Net realized capital gains, if any, are distributed to shareholders at least once per year.

        SECURITY TRANSACTIONS - Security transactions are accounted for on a trade date basis, which is the date the order to buy or sell is executed. Securities sold are valued on a specific identification basis.

        USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Adviser to make estimates and assumptions that affect the amounts reported in these financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing these financial statements are reasonable and prudent. Actual results could differ from these estimates.

        FEDERAL INCOME TAXES - It is each Fund's policy to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies, and distributes at least 90% of its taxable net income, the Fund (but not its shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes is made. In order to avoid imposition of the excise tax created by the Tax Reform Act of 1986 as amended by the Revenue Act of 1987, it is each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its realized capital gains (earned during the twelve months ended October 31 of the calendar year) plus undistributed amounts from prior years.

ANALYSTS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS

        FEDERAL INCOME TAXES (CONTINUED)

        the Stock Fund, the Fixed Income Fund and the Aggressive Stock Fund have capital loss carryforwards expiring in 2008 to 2010 for federal income tax purposes of approximately $640,000, $120,000 and $620,000, respectively.

2.      INVESTMENT TRANSACTIONS

        Investment transactions in the Stock Fund, Fixed Income Fund and Aggressive Stock Fund for the twelve months ended July 31, 2002 are as follows:

                                                                 FIXED       AGGRESSIVE STOCK
                                                STOCK FUND    INCOME FUND         FUND
                                                ----------    -----------         ----
        Purchase of investment securities       $7,792,375    $1,510,057      $ 1,409,813
        Proceeds from sales and maturities
          of investment securities               6,729,032       789,778          929,812


3.      TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

        David L. Manzler, the President and Treasurer of the Trust, is the majority shareholder of Equity Analysts, Inc. (the Adviser), registered investment Adviser to the Funds. The Adviser manages each Fund under the terms of Management Agreements. RiverPoint Capital Management, Inc. (formerly O'Sullivan Sims & Hogan, Inc.) (the Sub-Adviser), an unrelated registered investment adviser, is the sub-adviser to the Funds. On July 26, 2002, RiverPoint accepted two new individuals as managing directors and shareholders causing a change of control and the automatic termination of the original sub-advisory agreement under the Investment Company Act of 1940, as amended. Currently, RiverPoint acts as the sub-adviser to the Funds pursuant to an interim sub-advisory agreement, approved by the Board of Trustees on July 26, 2002. The shareholders will be asked to consider the approval of a new sub-advisory agreement between the Adviser and RiverPoint for the Funds at a special shareholder meeting.

        Under the Management Agreements, the Adviser pays all of the expenses of the Funds except brokerage fees and commissions, taxes, interest and extraordinary expenses. As compensation for investment advisory services and the Adviser's agreement to pay the above Fund expenses, each Fund pays the Adviser a fee, computed and accrued daily, based upon the following annual rates:

                                                                      AGGRESSIVE
                                                             FIXED       STOCK
             AVERAGE DAILY ASSETS            STOCK FUND    INCOME FUND   FUND*
             --------------------            ----------    -----------   -----
        Up to and including $20 million       2.00%          1.50%       2.75%
        From $20 million to $40 million       1.75%          1.25%       2.50%
        From $40 million to $100 million      1.50%          1.00%       2.00%
        Above $100 million                     .75%           .75%       1.50%


        *Prior to October 1, 2001 these rates were 3.00%, 2.75%, 2.50% and 2.25%, respectively.

ANALYSTS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS

3.      TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

        Each of the Funds' investment portfolios is managed by the Sub-Adviser. Under the terms of the interim sub-advisory agreement (and the original sub-advisory agreement), the Adviser (not the Funds) pays the sub-adviser a fee based upon the average daily net assets of each Fund at the following rates: Stock Fund, 0.50%; Fixed Income Fund 0.35%; Aggressive Stock Fund 0.65%. With respect to the amount of assets in each Fund on the effective date of the original sub-advisory agreement, September 28, 2001, the sub-adviser has agreed to waive a portion of its fees during the first two years of the sub-advisory arrangement. Fees paid during fiscal year 2002 with respect to the amount of assets in each Fund on September 28, 2001 were at the following rates: Stock Fund, 0.20%; Fixed Income Fund, 0.15%; Aggressive Stock Fund, 0.25%.


4.      FUND SHARE TRANSACTIONS

        Proceeds and payments on shares of the Funds as shown in the Statements of Changes in Net Assets are the result of the following share transactions:
                                                                      AGGRESSIVE
                                                            FIXED        STOCK
                                            STOCK FUND    INCOME FUND     FUND
        Shares sold                           117,048       77,176       90,872
        Shares issued from reinvestment
           of distributions                    -            10,408          -
        Shares redeemed                      (100,542)     (75,932)     (62,914)
                                            ---------     --------     --------
        Net increase                           16,506       11,652       27,958
        Shares at beginning of period         395,989      357,863      169,593
                                            ---------     --------     --------
        Shares at end of period               412,495      369,515      197,551
                                            =========     ========     ========

5.      SECURITY TRANSACTIONS

        For Federal income tax purposes, the cost of investments owned at July 31, 2002 was the same as identified cost. At July 31, 2002, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) by Fund was as follows:
                                                                       NET
                                      GROSS            GROSS       APPRECIATION
                                  APPRECIATION     DEPRECIATION   (DEPRECIATION)
                                  ------------     ------------   --------------
        Stock Fund                 $ 460,884      $ (1,053,317)    $ (592,433)
        Fixed Income Fund            224,818          (209,743)        15,075
        Aggressive Stock Fund         49,519          (509,740)      (460,221)

ANALYSTS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS


6.         SUBSEQUENT EVENTS

        On September 10, 2002 the Board of Trustees approved, subject to shareholder approval, a new sub-advisory agreement with RiverPoint Capital Management.

        Also on September 10, 2002, David L. Manzler resigned as Trustee, President and Treasurer, and the Board of Trustees elected Timothy Mackey as President and a Trustee of the Trust and elected Mark Srofe as the Trust's Secretary and Treasurer.

        The shareholders of the Adviser have entered into an agreement to sell all of the issued and outstanding shares of the Adviser to Equity Analysts LLC. The shareholders of Equity Analysts LLC are Timothy Mackey, the Trust's President and a Trustee, and Samuel Tuten, who is not affiliated with the Trust. The parties to that transaction anticipate that it will close on or about September 30, 2002. The shareholders will be asked to consider the approval of a new management agreement with the Adviser at a special shareholder meeting.

             INFORMATION REGARDING TRUSTEES AND OFFICERS (UNAUDITED)

           Overall responsibility for management of the Fund rests with the Board of Trustees. The Trustees serve during the lifetime of the Trust and until its termination, or until death, resignation, retirement or removal.

           The following table provides information regarding each Trustee who is not an "interested person" of the Trust, as defined in the Investment Company Act of 1940.

------------------------------------------------------------ ---------------------------------------------- -----------------------
NAME, AGE AND ADDRESS                              POSITION(S) HELD WITH TRUST               LENGTH OF TIME SERVED
------------------------------------------------------------ ---------------------------------------------- -----------------------
Walter E. Bowles, III                                      Trustee                             Trustee since 1993
6645 Miami Trails Drive
Loveland, Ohio
Year of Birth: 1961
------------------------------------------------------------ -------------------------------------- ------------------------------
                                PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS                            OTHER DIRECTORSHIPS HELD BY
                                                                                                               TRUSTEE
--------------------------------------------------------------------------------------------------- ------------------------------
Walter E. Bowles,  III has been  President  of Webco  Environmental  Management,  Inc.,                         None
an  environmental consulting firm, since September 1993.
-----------------------------------------------------------------------------------------------------------------------------------
NAME, AGE AND ADDRESS                              POSITION(S) HELD WITH TRUST           LENGTH OF TIME SERVED
------------------------------------------------------------ ----------------------------------------------------------------------
Robert W. Buechner                                         Trustee                          Trustee since 1993
105 E. Fourth Street, Suite 300
Cincinnati, Ohio
Year of Birth: 1947
------------------------------------------------------------ -------------------------------------- ------------------------------
                                PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS                            OTHER DIRECTORSHIPS HELD BY
                                                                                                               TRUSTEE
--------------------------------------------------------------------------------------------------- ------------------------------
Robert W. Buechner is President of the law firm Buechner, Haffer, O'Connell,                                    None
Meyers & Healey Co., L.P.A.
-----------------------------------------------------------------------------------------------------------------------------------
NAME, AGE AND ADDRESS                              POSITION(S) HELD WITH TRUST           LENGTH OF TIME SERVED
------------------------------------------------------------ ----------------------------------------------------------------------
Chetan Damania                                            Trustee                          Trustee since 2000
6830 Raven Court
Hamilton, Ohio
Year of Birth: 1962
------------------------------------------------------------ ------------------------------------- ------------------------------
                                PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS                           OTHER DIRECTORSHIPS HELD BY
                                                                                                              TRUSTEE
-------------------------------------------------------------------------------------------------- ------------------------------
Chetan Damania has been an Engineer at Ethicon Endo-Surgery since November 1995.                               None
-------------------------------------------------------------------------------------------------- ------------------------------

           The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.

------------------------------------------------------------ ---------------------------------------------- -----------------------
NAME, AGE AND ADDRESS                              POSITION(S) HELD WITH TRUST               LENGTH OF TIME SERVED
------------------------------------------------------------ ---------------------------------------------- -----------------------
David Lee Manzler, Jr.(1)                        President, Treasurer and Trustee              Trustee since 1993;
7750 Montgomery Road                                                                           President since 2001
Cincinnati, Ohio
Year of Birth: 1961
------------------------------------------------------------ -------------------------------- ------------------------------
                                PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS                      OTHER DIRECTORSHIPS HELD BY
                                                                                                         TRUSTEE
--------------------------------------------------------------------------------------------- ------------------------------
David Lee Manzler, Jr. is President and a Director of Equity Analysts Inc. Prior to                       None
June 1990, he was a captain in the U.S. Marine Corps.
-----------------------------------------------------------------------------------------------------------------------------------
                                                    POSITION(S) HELD WITH TRUST               LENGTH OF TIME SERVED
NAME, AGE AND ADDRESS
------------------------------------------------------------ ----------------------------------------------------------------------
Boubacar Diallo                                            Secretary                           Secretary since
7750 Montgomery Road                                                                           March 2002
Cincinnati, Ohio
Year of Birth: 1971
------------------------------------------------------------ -------------------------------- ------------------------------
                                PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS                      OTHER DIRECTORSHIPS HELD BY
                                                                                                         TRUSTEE
--------------------------------------------------------------------------------------------- ------------------------------
Pension  Administrator  with  Equity  Analysts,  Inc.  since  January  2000.                                N/A
Full-time  student at Xavier University from 1998-1999. Full-time student at
University of Kentucky from 1995-1998.
----------------------------------------------------------------------------------------------------------- -----------------

(1) Mr. Manzler is an "interested person" of the Trust because he is an officer of the Trust and of the Adviser.


Additional information about members of the Board of Trustees and the executive officers is available in the Statement of Additional Information (SAI). To obtain a free copy of the SAI, please call 513-792-5425.

TRUSTEES AND OFFICERS

Timothy E. Mackey
President & Trustee

Mark Srofe
Treasurer & Secretary

Walter E. Bowles, III
Trustee

Robert W. Buechner
Trustee

Chetan Demania
Trustee

--------------------------------------------------------------------------------

INVESTMENT ADVISOR
Equity Analysts Inc.
7750 Montgomery Road
Cincinnati, OH 45236
513-792-5400
513-984-2411 (Fax)

SUB ADVISOR
RiverPoint Capital Management, Inc.
250 West Court Street Suite 312E
Cincinnati, OH 45202

CUSTODIAN
US Bank
425 Walnut Street
Cincinnati, OH 45202

GENERAL COUNSEL
Thompson Hine LLP
312 Walnut Street 14th Floor
Cincinnati, OH  45202

AUDITORS
Berge & Company LTD
20 West 9th Street
Cincinnati, OH 45202